RESTATEMENT OF FINANCIAL STATEMENTS (Balance Sheets) (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2012	Dec. 31, 2011		Dec. 31, 2010
Cash and cash equivalents	$ 108,027	$ 115,489	$ 172,708	$ 29,676		$ 70,738
Deferred tax asset	7,776	7,776		20,638
Accounts payable and accrued expenses	1,100,151	1,139,681		1,223,488
Other liabilities	150,263	76,971		69,146
Subscription receivable				(672,715)
Notes payable related party (current portion)	50,083	62,151		63,635
Notes payable (related party)	1,606,865	1,614,952		1,653,517
Common stock	37,199	37,074		36,000
Additional paid-in capital	1,203,392	1,175,079		853,941
Retained earnings (deficit)	53,091	49,620		(10,180)
Deferred tax asset				83,301
Originally Reported [Member]
Cash and cash equivalents				29,684
Deferred tax asset
Accounts payable and accrued expenses				1,230,210
Other liabilities				68,280
Subscription receivable				0
Notes payable related party (current portion)
Notes payable (related party)				1,717,152
Common stock				708,490
Additional paid-in capital
Retained earnings (deficit)				144,785
Deferred tax asset
Restatement Adjustment [Member]
Cash and cash equivalents				(8)	[1]
Deferred tax asset				20,638	[2]
Accounts payable and accrued expenses				(6,722)	[2]
Other liabilities				866	[2]
Subscription receivable				(672,715)	[3]
Notes payable related party (current portion)				63,635	[4]
Notes payable (related party)				(63,635)	[3]
Common stock				(672,490)	[1]
Additional paid-in capital				853,941	[1],[5]
Retained earnings (deficit)				(154,965)	[1],[5]
Deferred tax asset				$ 83,301	[2]

[1]	Reflects restatement due to the fact that the original presentation was inconsistent with SAB Topic 4:C which calls for retroactive treatment on the balance sheet for a capital structure change (in this case the June 8, 2012 share exchange and the February 1, 2012 stock split).
[2]	Reflects restatement due to the fact that the original presentation was inconsistent with Section 3410 of the SEC Financial Reporting Manual which calls for calculation of the tax effect for conversion to a C-Corp if the registrant is an S-Corp during the audit period.
[3]	Reflects restatement from original presentation to properly reflect current portion of Notes Payable as a separate line item on the balance sheet.
[4]	Reflects restatement from original presentation to present as separate line items the components of each type of revenue earned by the Company.
[5]	Reflects restatement from original presentation to reflect equity effects related to noted balance sheet and statement of operations restatements.